Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule Of Convertible Debentures
The following table presents the change in convertible debentures during the years ended December 31, 2018 and 2017:

Year ended December 31 (millions of dollars)	2018	2017
Carrying value - beginning	487	—
Receipt of Initial Instalment, net of deferred financing costs	—	486
Amortization of deferred financing costs	2	1
Carrying value - ending	489	487

Face value - ending	513	513